Financial Risk Management Objectives and Policies - Summary of Contractual Undiscounted Future Cash Flow (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	€ 1,840,566
Accrued Interest	504,608
Lease liabilities (undiscounted)	155,715
Derivative liabilities	6,925	€ 10,125
Trade and other payables	123,012
Accrued liabilities	38,645
Other liabilities	686
Total contractual obligations	2,670,157
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	7,347
Accrued Interest	114,019
Lease liabilities (undiscounted)	32,272
Derivative liabilities	6,925
Trade and other payables	123,012
Accrued liabilities	38,645
Other liabilities	686
Total contractual obligations	322,906
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	7,274
Accrued Interest	103,816
Lease liabilities (undiscounted)	21,618
Total contractual obligations	132,708
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	7,202
Accrued Interest	96,051
Lease liabilities (undiscounted)	20,172
Total contractual obligations	123,425
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	7,130
Accrued Interest	93,720
Lease liabilities (undiscounted)	19,379
Total contractual obligations	120,229
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	1,083,553
Accrued Interest	74,506
Lease liabilities (undiscounted)	11,298
Total contractual obligations	1,169,357
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liabilities to banks (excluding interest)	728,060
Accrued Interest	22,496
Lease liabilities (undiscounted)	50,976
Total contractual obligations	€ 801,532